Revenue (Tables)	12 Months Ended
Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
Summarizes the Changes in Deferred Revenue
The following table summarizes the changes in deferred revenue:

	Year Ended June 30,
	2021	2020	2019
Balance, beginning of period	$—	$—	$—
Deferral of revenue	250	—	—
Revenue recognized	(128)	—	—
Balance, end of period	$122	$—	$—